SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Beginning balance, Right of use assets	$ 48	$ 38
Additions	1,984	61
Depreciation	(842)	(51)
Ending Balance, Right of use assets	$ 1,190	$ 48